Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Disclosure Of Goodwill Text Block Abstract
Goodwill
Acquired goodwill	801,780
Goodwill amount	$ 50,257
Impairment of goodwill percentage	100.00%
Carrying value of goodwill	$ 852,037